 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

THE PARNASSUS EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
75,000	Coach Inc. [1]	0.3%	$2,580,000

	Banks
400,000	Wells Fargo & Co. [2]	1.8%	$14,472,000

	Biotechnology
225,000	Amgen Inc. [1]		$16,094,250
155,000	Genentech Inc. [1]		12,818,500
73,700	Invitrogen Corp. [1,2]		4,673,317
229,000	Sigma-Aldrich Corp. [2]		17,328,430
		6.1%	$50,914,497

	Chemicals
300,000	Rohm & Hass Co. [2]	1.7%	$14,205,000

	Computer Peripherals
150,000	Avocent Corp. [1]		$4,518,000
350,000	Seagate Technology [2]		8,081,500
		1.5%	$12,599,500

	Computers
250,000	International Business Machines Corp.	2.5%	$20,485,000

	Cosmetics & Personal Care
400,000	Proctor & Gamble Co.	3.0%	$24,792,000

	Data Processing
100,000	Fiserv Inc. [1,2]	0.6%	$4,709,000

	Electric Motors
150,000	Baldor Electric Co. [2]	0.6%	$4,624,500

	Electronics
200,000	Plantronics Inc. [2]	0.4%	$3,506,000

	Entertainment
300,000	Cedar Fair, LP [2]	1.0%	$7,893,000

	Financial Services
650,000	J.P. Morgan Chase & Co.		$30,524,000
275,000	SLM Corp.		14,294,500
		5.4%	$44,818,500

	Food Products
50,000	McCormick & Co., Inc.		$1,899,000
900,000	Sysco Corp.		30,105,000
		3.8%	$32,004,000

	Healthcare Products
275,000	Baxter International Inc.		$12,501,500
50,000	Cytyc Corp. [1]		1,224,000
200,000	Dentsply International Inc.		6,022,000
70,000	Johnson & Johnson		4,545,800
347,000	Steris Corp.		8,348,820
		4.0%	$32,642,120

	Healthcare Services
450,000	Chemed Corp. [2]		$14,517,000
475,000	IMS Health Inc.		12,654,000
315,000	McKesson Corp.		16,606,800
		5.3%	$43,777,800

	Home Products
500,000	WD-40 Co. [2]	2.2%	$17,835,000

	Industrial Manufacturing
250,000	3M Co.		$18,605,000
225,000	Teleflex Inc.		12,519,000
		3.8%	$31,124,000

	Insurance
500,000	AFLAC Inc.		$22,880,000
42,200	HCC Insurance Holdings Inc.		1,387,536
600,000	Tower Group Inc. [2]		20,010,000
		5.4%	$44,277,536

	Internet
25,000	eBay Inc. [1]	0.1%	$709,000

	Leisure Manufacturing
100,000	Harley-Davidson Inc. [2]	0.8%	$6,275,000

	Machinery
134,800	Graco Inc. [2]	0.6%	$5,265,288

	Medical Equipment
100,000	Patterson Cos., Inc. [1,2]	0.4%	$3,361,000

	Natural Gas
150,000	Energen Corp.		$6,280,500
230,000	ONEOK Inc.		8,691,700
500,000	Southern Union Co. [2]		13,205,000
100,000	XTO Energy Inc.		4,213,000
		3.9%	$32,390,200

	Networking Products
850,000	Cisco Systems Inc. [1]	2.4%	$19,550,000

	Office Equipment
525,000	Canon Inc. (ADR) [2]	3.3%	$27,452,250

	Oil & Gas
515,000	Apache Corp.		$32,548,000
125,000	Valero Energy Corp.		6,433,750
		4.7%	$38,981,750

	Pharmaceuticals
700,000	Pfizer Inc.	2.4%	$19,852,000

	Retail
850,000	The Gap Inc.		$16,107,500
625,000	Foot Locker Inc.		15,781,250
200,000	Ross Stores Inc.		5,082,000
275,000	Target Corp.		15,193,750
675,000	Tuesday Morning Corp. [2]		9,369,000
		7.3%	$61,533,500

	Semiconductor Capital Equipment
275,000	Applied Materials Inc. [2]		$4,875,750
975,150	Electro Scientific Industries Inc. [1,2]		20,088,090
		3.0%	$24,963,840

	Semiconductors
1,500,000	Intel Corp.		$30,855,000
500,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) [2]		4,800,000
		4.3%	$35,655,000

	Services
2,050,000	The ServiceMaster Co.	2.8%	$22,980,500

	Software
75,000	Autodesk Inc. [1]		$2,608,500
25,000	Hyperion Solutions Corp. [1]		862,000
125,000	Symantec Corp.[1]		2,660,000
200,000	TIBCO Software Inc. [1]		1,796,000
		1.0%	$7,926,500

	Telecom Equipment
300,000	Qualcomm Inc.	1.3%	$10,905,000

	Transportation
300,000	United Parcel Service Inc.	2.6%	$21,582,000

	Utilities
215,000	Northwest Natural Gas Co. [2]		$8,445,200
250,000	Otter Tail Corp. [2]		7,310,000
		1.9%	$15,755,200

	Total investment in common stocks
	(cost $694,375,613)	92.2%	$762,397,481

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Air Transport
4,000,000	ExpressJet Holdings Inc. [2]
	4.250%, 08/01/2023	0.4%	$3,595,000

	Semiconductors
10,000,000	Agere Systems Inc.
	6.500%, due 12/15/2009	1.2%	$10,025,000

	Software
9,586,000	Mentor Graphics Corp. [2]
	7.130%, 08/06/2023	1.2%	$9,777,720

	Total investment in convertible bonds
	(cost $22,255,293)	2.8%	$23,397,720

Principal Amount $	Preferred Stocks	Percent of Net Assets	Market Value

	Banks
55,439	First Republic Preferred Capital Corp.
	Preferred 8.875%, Series B,
	callable 12/30/2006		$1,441,414
55,000	Zions Capital Trust B
	Preferred 8.000%,
	callable 09/01/2007		1,415,700

	Total investment in preferred stocks
	(cost $2,819,746)	0.4%	$2,857,114

	Total investments in long term securities
	(cost $719,450,652)	95.4%	$788,652,315

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	4.350%, matures 08/24/2007	0.0%	$96,406

	Registered Investment Companies -
	Money Market Funds
1,044,582	Evergreen U.S. Government Fund
	variable rate, 5.010%		$1,044,582
11,414,834	Janus Government Fund
	variable rate, 5.210%		11,414,834
17,751,001	SSGA U.S. Government Fund
	variable rate, 4.940%		17,751,001
		3.7%	$30,210,417

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$ 95,513
100,000	EcoLogic Finance
	2.000%, matures 01/25/2007		98,077
100,000	Vermont Community Loan Fund
	2.000%, matures 04/16/2007		96,745
		0.0%	$290,335

	Securities Purchased with Cash
	Collateral from Securities Lending
103,158,364	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.260%	12.5%	$103,158,364

	Total short-term securities
	(cost $133,755,522)	16.2%	$133,755,522

	Total securities
	(cost $853,206,174)	111.6%	$922,407,837

	Payable upon return of securities loaned	-12.5%	$(103,158,364)

	Other assets and liabilities - net	0.9%	$7,056,017
	Total net assets	100.0%	$826,305,490

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2006.
The total value of the securities on loan at September 30, 2006 was $99,155,116.

(3) Market value adjustments have been applied to these securities to reflect early withdrawl.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Equity Income
Fund

Cost of investments	$853,617,396
Unrealized appreciation	$79,357,406
Unrealized depreciation	(10,566,965)

Net unrealized appreciation (depreciation)	$68,790,441

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	2.0%	$1,133,700

	Total investment in common stock
	(cost $759,304)	2.0%	$1,133,700

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Banks
500,000	Bank One Corp. [2]
	Notes, 6.000%, due 02/17/2009		$508,522
500,000	Wells Fargo Financial Inc.
	Notes, 6.850%, due 07/15/2009		519,781
		1.8%	$1,028,303

	Biotechnology
2,500,000	Genentech Inc. [2]
	Notes, 4.750%, due 07/15/2015	4.3%	$2,400,872

	Financial Services
500,000	Goldman Sachs Group Inc.
	Notes, 6.650%, due 05/15/2009	0.9%	$518,427

	Networking Products
2,500,000	Cisco Systems Inc.
	Notes, 5.500%, due 02/22/2016	4.5%	$2,519,882

	Retail
400,000	Target Corp.
	Notes, 7.500%, due 08/15/2010	0.8%	$432,419

	Total investment in corporate bonds
	(cost $6,678,342)	12.3%	$6,899,903

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computers
1,000,000	Maxtor Corp.
	Notes, 6.800%, due 04/30/2010	2.0%	$1,103,750

	Electronics
1,000,000	Cymer Inc. [2]
	Notes, 3.500%, due 02/15/2009	1.9%	$1,033,750

	Semiconductors
3,500,000	Intel Corp.
	Notes, 2.950%, due 12/15/2035	5.6%	$3,128,125

	Total investment in convertible bonds
	(cost $5,034,596)	9.5%	$5,265,625

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

3,000,000	Fannie Mae
	Notes, 5.125%, due 04/22/2013		$2,953,737
1,000,000	Federal Home Loan Bank System
	Notes, 5.000%, due 05/28/2015		972,487

	Total investment in U.S. government agency bonds
	(cost $4,000,000)	7.0%	$3,926,224

	Total investments in long term securities
	(cost $16,472,242)	30.8%	$17,225,452

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Valu

	U.S. government angency discount notes
4,000,000	Federal Home Loan Bank
	Zero coupon, 5.130% equivalent, matures 10/06/2006		$3,996,580
1,000,000	Federal Home Loan Bank
	Zero coupon, 5.090% equivalent, matures 10/10/2006		998,586
3,000,000	Federal Home Loan Bank
	Zero coupon, 5.150% equivalent, matures 11/15/2006		2,980,258
10,000,000	Federal Home Loan Bank
	Zero coupon, 5.150% equivalent, matures 12/13/2006		9,894,242
2,500,000	Federal Home Loan Mortgage Corporation
	Zero coupon, 5.210% equivalent, matures 10/06/2006		2,497,830
2,000,000	Federal Home Loan Mortgage Corporation
	Zero coupon, 5.140% equivalent, matures 10/24/2006		1,993,147
5,000,000	Federal National Mortgage Association
	Zero coupon, 5.260% equivalent, matures 10/11/2006		4,991,964
3,000,000	Federal National Mortgage Association
	Zero coupon, 5.150% equivalent, matures 10/16/2006		2,993,133
1,000,000	Federal National Mortgage Association
	Zero coupon, 5.260% equivalent, matures 10/25/2006		996,347
2,000,000	Federal National Mortgage Association
	Zero coupon, 5.240% equivalent, matures 11/01/2006		1,990,684
		59.7%	$33,332,771

	Registered Investment Companies -
	Money Market Funds
1,044,582	Evergreen U.S. Government Fund
	variable rate, 5.010%		$1,044,582
2,144,493	Janus Government Fund
	variable rate, 5.210%		2,144,493
883,410	SSGA U.S. Government Fund
	variable rate, 4.940%		883,410
		7.3%	$4,072,485

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
1,773,388	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.260%	3.2%	$1,773,388

	Total short-term securities
	(cost $39,178,644)	70.2%	$39,178,644

	Total securities
	(cost $55,650,886)	101.0%	$56,404,096

	Payable upon return of securities loaned	-3.2%	$(1,773,388)

	Other assets and liabilities - net	2.2%	$1,173,826
	Total Net Assets	100.0%	$55,804,534

(1) This security or partial position of this security was on loan at September 30, 2006.
The total value of the securities on loan at September 30, 2006 was $1,736,229.

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Fixed-Income
Fund

Cost of investments	$55,650,886
Unrealized appreciation	$826,986
Unrealized depreciation	(73,776)

Net unrealized appreciation (depreciation)	$753,210

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2006 - UNAUDITED

Principal Amount $	Municipal Bonds	Percent of Net Assets	Market Value

	Airport
1,000,000	San Francisco City & County Airports Commission
	FGIC Insured, 5.000%, due 05/01/2010	5.7%	$1,051,690

	Development
860,000	Rialto Redevelopment Agency
	4.000%, due 09/01/2007		$859,957
800,000	State of California
	5.000%, due 07/01/2016		846,232
600,000	La Quinta Redevelopment Agency Tax Allocation
	MBIA Insured, 7.300%, due 09/01/2011		700,506
625,000	San Mateo Redevelopment Agency
	XLCA Insured, 4.200%, due 08/01/2023		629,556
500,000	California Infrastructure & Economic Development Bank
	5.000%, due 10/01/2012		540,220
425,000	Rialto Redevelopment Agency
	4.500%, due 09/01/2013		437,129
		21.7%	$4,013,600

	Education
200,000	Sweetwater Union High School District
	4.250%, due 09/01/2017	1.1%	$200,214

	General
1,000,000	ABAG Finance Authority for Nonprofit Corps
	4.250%, due 11/15/2012		$1,024,310
250,000	Alameda Public Financing Authority
	Fannie Mae Insured, 3.610%, due 05/15/2035		250,000
		6.9%	$1,274,310

	General Obligation
1,000,000	State of California
	6.600%, due 02/01/2009		$1,066,960
700,000	State of California
	6.100%, due 10/01/2009		749,826
		9.8%	$1,816,786

	Housing
1,000,000	California State Public Works Board
	FSA Insured, 5.375%, due 10/01/2013		$1,094,330
960,000	California State Public Works Board
	5.500%, due 12/01/2009		1,016,304
910,000	California Statewide Communities Development Authority
	ACA Insured, 4.500%, due 08/01/2010		921,429
		16.4%	$3,032,063

	Medical Healthcare
395,000	County of San Diego
	5.000%, due 09/01/2008		$403,923
300,000	California Health Facilities Financing Authority
	5.000%, due 07/01/2009		309,351
500,000	Loma Linda Hospital
	4.500%, due 12/01/2018		499,510
415,000	Loma Linda Hospital
	AMBAC Insured, 4.850%, due 12/01/2010		436,489
		8.9%	$1,649,273

	Power
1,100,000	California State Department of Water Resources
	5.500%, due 05/01/2009	6.2%	$1,153,141

	Public Improvements
450,000	Linda Fire Protection District
	4.400%, due 05/01/2014	2.4%	$450,747

	School District
350,000	Arvin Union School District
	FSA Insured, 3.610%, due 12/01/2039		$350,000
450,000	Los Altos School District
	5.250%, due 08/01/2010		478,935
440,000	Los Angeles Unified School District
	FGIC Insured, 5.500%, due 07/01/2013		471,544
450,000	Morgan Hill Unified School District
	FGIC Insured, 4.900%, due 08/01/2013		477,288
410,000	Sacramento City Unified School District
	5.750%, due 07/01/2017		442,247
		12.0%	$2,220,014

	Transportation
250,000	Los Angeles County Metropolitan Transportation Authority
	AMBAC Insured, 5.000%, due 07/01/2013		$258,968
260,000	San Francisco Bay Area Transit Financing Authority
	5.250%, due 07/01/2013		270,551
		2.9%	$529,519

	Utilities
200,000	City of Los Angeles
	FGIC Insured, 5.000%, due 06/01/2011	1.1%	$207,032

	Water
215,000	California State Department of Water Resources
	5.125%, due 12/01/2016		$224,690
185,000	California State Department of Water Resources
	5.125%, due 12/01/2016		192,472
		2.2%	$417,162

	Total investment in municipal bonds
	(cost $17,803,346)	97.3%	$18,015,551

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

339,231	California Investment Trust Tax Free Fund
	variable rate, 3.030%		$339,231

	Total short-term securities
	(cost $339,231)	1.8%	$339,231

	Total Securities
	(cost $18,142,577)	99.1%	$18,354,782

	Other assets and liabilities - net	0.9%	$170,072
	Total net assets	100.0%	$18,524,854

The portfolio of investments as of September 30, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2006, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

California Tax-Exempt
Fund

Cost of investments	$18,142,577
Unrealized appreciation	$248,357
Unrealized depreciation	(36,152)

Net unrealized appreciation (depreciation)	$212,205

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ABAG	The Association of Bay Area Governments
ACA	ACA Financial Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	November 20, 2006

By:	/s/ Debra A. Early

Debra A. Early, Treasurer (as Principal Financial Officer)

Date:	November 20, 2006